SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Other operating expense (income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating expense (income)
Amortization of deferred subsidiaries	$ 103
Net gain on disposal of solar power systems	(27,803)	$ (47,899)
Net loss on disposal of property, plant and equipment	1,960	8,094	$ 1,801
Government grants	(6,473)	(2,734)	(7,193)
Business interruption insurance compensation	(15,238)
Other operating income, net	(47,554)	$ (42,539)	$ (5,392)
Land use rights
Other operating expense (income)
Government grants	$ (4,329)